Summary of Significant Accounting Policies - Schedule of Accrued Warranty and Recovery Balances (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Accrued warranty balances	$ 9	$ 9
Accrued recovery balances	$ 25	$ 27